Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$176,430,260.71	0.6708375	$154,417,158.60	0.5871375	$22,013,102.11
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$606,210,260.71	0.6583660	$584,197,158.60	0.6344590	$22,013,102.11

Weighted Avg. Coupon (WAC)	4.60%		4.59%
Weighted Avg. Remaining Maturity (WARM)	48.77		47.94
Pool Receivables Balance	$663,513,526.93		$640,525,342.65
Remaining Number of Receivables	50,591		49,519

Adjusted Pool Balance	$639,770,470.58		$617,757,368.47

III. COLLECTIONS

Principal:
Principal Collections	$22,292,751.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$500,733.71
Total Principal Collections	$22,793,485.45

Interest:
Interest Collections	$2,606,640.71
Late Fees & Other Charges	$49,229.46
Interest on Repurchase Principal	$-
Total Interest Collections	$2,655,870.17

Collection Account Interest	$3,644.75
Reserve Account Interest	$854.58
Servicer Advances	$-

Total Collections	$25,453,854.95

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$25,453,854.95
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$30,180,645.07
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$552,927.94		$552,927.94	$552,927.94
Collection Account Interest					$3,644.75
Late Fees & Other Charges					$49,229.46
Total due to Servicer					$605,802.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$101,447.40		$101,447.40
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$513,170.74		$513,170.74	$513,170.74

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$24,185,029.14

7. Regular Principal Distribution Amount:					$22,013,102.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$22,013,102.11
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$22,013,102.11		$22,013,102.11
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$22,013,102.11

8. Available Amounts Remaining to Reserve Account					2,171,927.03

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,171,927.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,743,056.35
Beginning Period Amount	$23,743,056.35
Current Period Amortization	$975,082.17
Ending Period Required Amount	$22,767,974.18
Ending Period Amount	$22,767,974.18
Next Distribution Date Amount	$21,813,143.12

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,171,927.03
Current Period Release to Depositor	$2,171,927.03
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		5.25%	5.43%	5.43%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.61%	48,831	98.65%	$631,892,619.24
30 - 60 Days	1.07%	529	1.05%	$6,696,663.89
61 - 90 Days	0.25%	126	0.24%	$1,561,034.93
91 + Days	0.07%	33	0.06%	$375,024.59
		49,519		$640,525,342.65
Total
Delinquent Receivables 61 + days past due	0.32%	159	0.30%	$1,936,059.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	138	0.28%	$1,877,586.38
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	117	0.22%	$1,524,629.62
Three-Month Average Delinquency Ratio	0.27%		0.27%

Repossession in Current Period		50		$698,780.17
Repossession Inventory		49		$510,417.48

Charge-Offs
Gross Principal of Charge-Off for Current Period				$695,432.54
Recoveries				$(500,733.71)
Net Charge-offs for Current Period				$194,698.83

Beginning Pool Balance for Current Period				$663,513,526.93

Net Loss Ratio				0.35%
Net Loss Ratio for 1st Preceding Collection Period				0.60%
Net Loss Ratio for 2nd Preceding Collection Period				0.33%
Three-Month Average Net Loss Ratio for Current Period				0.43%

Cumulative Net Losses for All Periods				$2,883,721.54
Cumulative Net Losses as a % of Initial Pool Balance				0.29%

Principal Balance of Extensions				$2,523,317.22
Number of Extensions				158

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